CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	(Accumulated Deficit)	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2022	$ 57,464	$ 123	$ 1,267,445	$ (12,335)	$ (1,251,209)	$ 53,440
Balance (in shares) at Dec. 31, 2022		9,073,083
Increase (Decrease) in Stockholders' Equity
Option exercise	4		4
Option exercise (in shares)		843
Restricted shares issued and restricted share units released	293		293
Restricted shares issued and restricted share units released (in shares)		39,844
Net loss	(3,851)				(3,851)
Other comprehensive loss:
Foreign currency translation	(2,527)					(2,527)
Balance at Dec. 31, 2023	51,383	$ 123	1,267,742	(12,335)	(1,255,060)	50,913
Balance (in shares) at Dec. 31, 2023		9,113,770
Increase (Decrease) in Stockholders' Equity
Restricted shares issued and restricted share units released	117		117
Restricted shares issued and restricted share units released (in shares)		42,864
Issued shares value adjustment		$ 33	(33)
Net loss	(4,368)				(4,368)
Other comprehensive loss:
Foreign currency translation	(1,906)					(1,906)
Balance at Dec. 31, 2024	$ 45,226	$ 156	1,267,826	(12,335)	(1,259,428)	49,007
Balance (in shares) at Dec. 31, 2024	9,157,000	9,156,634
Increase (Decrease) in Stockholders' Equity
Restricted shares issued and restricted share units released	$ 114		114
Restricted shares issued and restricted share units released (in shares)		30,342
Issued shares value adjustment		$ 1	(1)
Net loss	(7,950)				(7,950)
Other comprehensive loss:
Foreign currency translation	(891)					(891)
Balance at Dec. 31, 2025	$ 36,499	$ 157	$ 1,267,939	$ (12,335)	$ (1,267,378)	$ 48,116
Balance (in shares) at Dec. 31, 2025	9,187,000	9,186,976